ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Comprehensive (Loss)/Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net (loss)/income	¥ (7,298)	$ (1,028)	¥ 13,172	¥ (3,103,465)
Other comprehensive (loss)/income, net of tax:
Change in cumulative foreign currency translation adjustments	29,804	4,198	72,703	(73,936)
Unrealized gains on available-for-sale investments (net of tax effect of RMB8,598, RMB8,703 and RMB6,464 for the years ended December 31, 2021, 2022 and 2023, respectively)	25,792	3,633	39,729	48,191
Transfer to statements of operations of realized gains on available-for-sale investments (net of tax effect of RMB8,302, RMB8,881 and RMB6,487 for the years ended December 31, 2021, 2022 and 2023, respectively)	(24,743)	(3,485)	(33,383)	(57,461)
Total comprehensive (loss)/income attributable to Gaotu Techedu Inc.	23,555	3,318	92,221	(3,186,671)
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss)/income	(7,298)	(1,028)	13,172	(3,103,465)
Other comprehensive (loss)/income, net of tax:
Change in cumulative foreign currency translation adjustments	29,804	4,198	72,703	(73,936)
Unrealized gains on available-for-sale investments (net of tax effect of RMB8,598, RMB8,703 and RMB6,464 for the years ended December 31, 2021, 2022 and 2023, respectively)	25,792	3,633	39,729	48,191
Transfer to statements of operations of realized gains on available-for-sale investments (net of tax effect of RMB8,302, RMB8,881 and RMB6,487 for the years ended December 31, 2021, 2022 and 2023, respectively)	(24,743)	(3,485)	(33,383)	(57,461)
Total comprehensive (loss)/income attributable to Gaotu Techedu Inc.	¥ 23,555	$ 3,318	¥ 92,221	¥ (3,186,671)